Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of information about structured entities [Line Items]
Fair value of transferred financial assets that are not derecognised in their entirety	$ 19,357	$ 17,418
Associated liabilities	19,213	17,202
Fair Value Through Profit Or Loss [Member]
Disclosure of information about structured entities [Line Items]
Assets recognised	444	469
Trading securities [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	1,274	1,259
Limited Recourse Capital Notes Series One [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 1,250
Compound Instrument Interest Rate	4.30%
Class B Series Forty Eight Preferred Shares [Member]
Disclosure of information about structured entities [Line Items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares	$ 1,250
NHA MBS US Agency MBS And CMO [member]
Disclosure of information about structured entities [Line Items]
Fair value of transferred financial assets that are not derecognised in their entirety	69	35
Securities [member]
Disclosure of information about structured entities [Line Items]
Mortgage backed securities at fair value	3	0
Securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of information about structured entities [Line Items]
Associated liabilities	0	0
Securities [member] | BMO managed funds [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	1,718	1,728
U.S. customer securitization vehicle [member]
Disclosure of information about structured entities [Line Items]
Undrawn amount under liquidity facilities	7,340	6,733
Sale of MBS to securitization vehicles	5,797	810
Capital and funding vehicles [member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	120	325
Canadian customer securitization vehicles [member]
Disclosure of information about structured entities [Line Items]
Undrawn amount under liquidity facilities	$ 6,469	$ 6,262